Expense Example - BlackRock U.S. Equity Factor Rotation ETF - BlackRock U.S. Equity Factor Rotation ETF	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381